CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Details) - Rizobacter Argentina S.A - USD ($) $ in Millions	Dec. 31, 2019	Dec. 09, 2019
Contingencies, commitments and restrictions on the distribution
Amount of pledge granted in fixed term certificate		$ 4.4
Debt	$ 1.0